Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Statement of Financial Position [Abstract]
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock par value	$ 0.001	$ .001	$ .001
Common stock shares issued	35,837,900	35,737,900	34,862,900
Common stock shares outstanding	35,837,900	35,737,900	34,862,900